Intangible assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated amortization	$ (3,975)	$ (1,261)	$ 0
Intangible assets, net	42,258	25,290
Proprietary technology [Member]
Finite-Lived Intangible Assets, Gross	26,179	26,179
Production Backlog [Member]
Finite-Lived Intangible Assets, Gross	372	372
Virtual Reality Technologies [Member]
Finite-Lived Intangible Assets, Gross	$ 19,682	$ 0